Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables

	Notes	June 30, 2021	June 30, 2020
		$	$
Trade receivables	30(a)	42,030	45,199
Sales taxes receivable		1,625	5,912
Lease receivable	30(a)	978	—
Consideration receivable from divestiture	12(b)	2,167	—
Government grant receivable	5	6,617	—
Other receivables (1)		2,844	2,999
		56,261	54,110
(1) Includes interest receivable from the convertible debenture held in Choom Holdings Inc. (Note 6(f)), High Tide (Note 6(h)), Investee-B (Note 6(g)), and Investee-C (Note 6(k)).